AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.3%
Communication Services - 16.4%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	741	$43,815

Entertainment - 2.2%
Electronic Arts, Inc. (a)	71	7,216
Walt Disney Co. (The)	152	16,876

		24,092

Interactive Media & Services - 7.0%
Alphabet, Inc.-Class C (a)	38	44,586
Facebook, Inc.-Class A (a)	191	31,838

		76,424

Media - 3.2%
Comcast Corp.-Class A	663	26,507
Discovery, Inc.-Class A (a)	282	7,620

		34,127

		178,458

Health Care - 15.0%
Biotechnology - 5.1%
Biogen, Inc. (a)	54	12,765
Gilead Sciences, Inc.	135	8,776
Regeneron Pharmaceuticals, Inc. (a)	41	16,835
Vertex Pharmaceuticals, Inc. (a)	97	17,843

		56,219

Health Care Providers & Services - 8.3%
Anthem, Inc.	62	17,793
Cigna Corp.	200	32,164
UnitedHealth Group, Inc.	162	40,056

		90,013

Pharmaceuticals - 1.6%
Elanco Animal Health, Inc. (a)	266	8,531
Roche Holding AG (Sponsored ADR)	250	8,597

		17,128

		163,360

Financials - 13.7%
Banks - 2.1%
JPMorgan Chase & Co.	223	22,574

Capital Markets - 0.6%
Northern Trust Corp.	74	6,691

Consumer Finance - 1.8%
Capital One Financial Corp.	248	20,259

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc.-Class B (a)	166	33,348

Company	Shares	U.S. $ Value
Insurance - 6.1%
Aflac, Inc.	130	$6,500
Allstate Corp. (The)	219	20,625
Fidelity National Financial, Inc.	409	14,949
Reinsurance Group of America, Inc.-Class A	169	23,995

		66,069

		148,941

Information Technology - 13.1%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	30	9,434
F5 Networks, Inc. (a)	40	6,277

		15,711

Electronic Equipment, Instruments & Components - 1.4%
Dolby Laboratories, Inc.-Class A	119	7,494
Keysight Technologies, Inc. (a)	87	7,586

		15,080

IT Services - 5.2%
Accenture PLC-Class A	72	12,674
Akamai Technologies, Inc. (a)	103	7,386
Cognizant Technology Solutions Corp.-Class A	135	9,781
Euronet Worldwide, Inc. (a)	54	7,700
Visa, Inc.-Class A	118	18,430

		55,971

Software - 4.1%
Microsoft Corp.	380	44,817

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	53	10,067

		141,646

Industrials - 11.8%
Aerospace & Defense - 4.1%
Hexcel Corp.	109	7,538
Raytheon Co.	201	36,598

		44,136

Airlines - 0.9%
Southwest Airlines Co.	180	9,344

Building Products - 1.2%
Allegion PLC	143	12,972

Electrical Equipment - 1.3%
Acuity Brands, Inc.	57	6,840
Rockwell Automation, Inc.	43	7,545

		14,385

Machinery - 2.8%
Altra Industrial Motion Corp.	369	11,457
Crane Co.	153	12,947
Parker-Hannifin Corp.	37	6,350

		30,754

Company	Shares	U.S. $ Value
Road & Rail - 1.5%
Kansas City Southern	37	$4,291
Knight-Swift Transportation Holdings, Inc.	185	6,046
Saia, Inc. (a)	108	6,599

		16,936

		128,527

Consumer Discretionary - 7.8%
Household Durables - 2.8%
DR Horton, Inc.	507	20,979
Garmin Ltd.	102	8,808

		29,787

Internet & Direct Marketing Retail - 1.9%
Booking Holdings, Inc. (a)	12	20,939

Specialty Retail - 3.1%
Home Depot, Inc. (The)	51	9,786
Murphy USA, Inc. (a)	191	16,354
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21	7,323

		33,463

		84,189

Consumer Staples - 6.2%
Beverages - 2.2%
Monster Beverage Corp. (a)	440	24,015

Food & Staples Retailing - 4.0%
Walgreens Boots Alliance, Inc.	102	6,454
Walmart, Inc.	378	36,866

		43,320

		67,335

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Regency Centers Corp.	294	19,842

Real Estate Management & Development - 2.3%
CBRE Group, Inc.-Class A (a)	505	24,972

		44,814

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Phillips 66	364	34,642

Total Common Stocks (cost $902,022)		991,912

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 10.1%
Investment Companies - 10.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (b)(c)(d) (cost $109,746)	109,746	$109,746

Total Investments - 101.4% (cost $1,011,768) (e)		1,101,658
Other assets less liabilities - (1.4)%		(15,437)

Net Assets - 100.0%		$1,086,221

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,134 and gross unrealized depreciation of investments was $(14,244), resulting in net unrealized appreciation of $89,890.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$991,912		$	– 0	–	$	– 0	–	$991,912
Short-Term Investments:
Investment Companies	109,746			– 0	–		– 0	–	109,746

Total Investments in Securities	1,101,658			– 0	–		– 0	–	1,101,658
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,101,658		$	– 0	–	$	– 0	–	$1,101,658

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/18	at Cost	Proceeds	3/31/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$79	$176	$145	$110	$1